Rule 497(e)

Registration Nos. 333-210186 and 811-23147

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

FT Cboe Vest U.S. Equity Buffer ETF – August
FT Cboe Vest U.S. Equity Deep Buffer ETF – August
(each a “Fund” and, collectively, the “Funds””)

SUPPLEMENT TO EACH FUND’S PROSPECTUS
DATED NOVEMBER 7, 2019

DATED NOVEMBER 15, 2019

Notwithstanding anything to the contrary in each Fund’s prospectus, the Funds do not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before November 1, 2021.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE